Derivative Financial Instruments (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Schedule of notional amounts and fair values of the Company's interest rate swaps
		Notional	Fair Market Value	Notional	Fair Market Value
Entity	Securitization	at December 31, 2012	December 31, 2012	at September 30, 2013	September 30, 2013
321 Henderson I	2004-A A-1	$50,858	$(6,492)	$42,905	$(4,313)
321 Henderson I	2005-1 A-1	86,766	(14,362)	76,839	(9,785)
321 Henderson II	2006-1 A-1	26,307	(3,581)	22,107	(2,442)
321 Henderson II	2006-2 A-1	27,560	(5,181)	24,552	(3,625)
321 Henderson II	2006-3 A-1	30,493	(5,001)	27,058	(3,471)
321 Henderson II	2006-4 A-1	27,402	(4,271)	24,701	(3,009)
321 Henderson II	2007-1 A-1	42,670	(9,031)	39,613	(6,093)
321 Henderson II	2007-2 A-1	46,087	(13,072)	42,598	(9,174)
JGW V, LLC	—	—	—	11,886	(181)
PSS	—	205,180	(46,407)	196,094	(29,195)
PLMT	—	61,701	(14,100)	58,303	(9,837)
Total		$605,024	$(121,498)	$566,656	$(81,125)

Entity	Securitization	Fair Market Value December 31, 2011	Notional at December 31, 2012	Fair Market Value December 31, 2012
321 Henderson I	2004-A A-1	$(7,595)	$50,858	$(6,492)
321 Henderson I	2005-1 A-1	(16,462)	86,766	(14,362)
321 Henderson II	2006-1 A-1	(4,443)	26,307	(3,581)
321 Henderson II	2006-2 A-1	(5,988)	27,560	(5,181)
321 Henderson II	2006-3 A-1	(5,857)	30,493	(5,001)
321 Henderson II	2006-4 A-1	(4,851)	27,402	(4,271)
321 Henderson II	2007-1 A-1	(9,738)	42,670	(9,031)
321 Henderson II	2007-2 A-1	(13,916)	46,087	(13,072)
PSS	—	(47,273)	205,180	(46,407)
PLMT	—	(14,327)	61,701	(14,100)
Total		$(130,450)	$605,024	$(121,498)